PROPERTY, PLANT AND EQUIPMENT - Transaction with Cosa (Details) (Imported) - Cosa Resources Corp - CAD ($)		12 Months Ended
	Jan. 13, 2025	Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT.
Percentage of interest in properties disposed		70.00%
Percentage of interest held in property before disposal	100.00%
Ownership Interest, Associates	19.95%
Carrying value of the exploration properties disposed	$ 4,485,000